Commitments and Contingencies (Details) - Schedule of future minimum rental payments required under operating leases	Sep. 30, 2022 USD ($)
Schedule Of Future Minimum Rental Payments Required Under Operating Leases Abstract
2023	$ 117,176
2024	89,210
2025	48,528
2026	19,411
Total of future minimum rental payment	$ 274,326